SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of the location of restricted cash and cash equivalents in the balance sheet

	September 30,
	2012	2011
	(in thousands)
Other current assets	$28,989	$16,015
Other assets	$2,000	$2,000

Schedule of rent revenues

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Minimum rents	$8,757	$8,941	$8,613
Overage and percentage rents	$1,485	$1,135	$1,241

Schedule of future minimum rental income to be received on noncancelable operating leases

Fiscal Year	Amount
(in thousands)
2013	$7,530
2014	6,802
2015	5,579
2016	4,223
2017	3,326
Thereafter	7,306

Total	$34,766

Schedule of cost and accumulated depreciation for real estate properties

	September 30,
	2012	2011
	(in thousands)
Real estate properties	$62,177	$61,476
Accumulated depreciation	(40,882)	(39,665)

	$21,295	$21,811